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                                  CERTIFICATION




Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

        1. This filing is made on behalf of Berger Investment Portfolio Trust (the "Registrant"). Registrant's 1933 Act No. is 33-69460 and Registrant's 1940 Act No. is 811-08046.

        2. There are no changes to the Prospectus and Statement of Additional Information from the forms of the Prospectus and Statement of Additional Information that were filed in the Post-Effective Amendment No. 54 ("PEA No. 54") on March 25, 2002, pursuant to Rule 485(a) of the 1933 Act, which became effective March 28, 2002 pursuant to Order of the Commission, for the following fund:

                           Berger Small Cap Value Fund II

        3.        The text of PEA No. 54 has been filed electronically.


DATED:  April 2, 2002



                                           Berger Investment Portfolio Trust

                                           /s/  Anthony R. Bosch

                                           By:  Anthony R. Bosch
                                           Vice President